Equity (10Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity

6.   Equity

Stock-based compensation expense is based on the estimated grant date fair value of the portion of stock-based payment awards that are ultimately expected to vest during the period. The grant date fair value of stock-based awards to employees and directors is calculated using the Black-Scholes-Merton valuation model.

Forfeitures of stock-based payment awards are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The estimated average forfeiture rate for the three months ended September 30, 2015 and 2014, was approximately 7.89% and 9.75%, respectively, based on historical data.

Valuation and Expense Information:

The weighted-average fair value of stock-based compensation is based on the Black-Scholes-Merton valuation model. Forfeitures are estimated and it is assumed no dividends will be declared. The estimated fair value of stock-based compensation awards to employees is amortized using the accrual method over the vesting period of the options. The fair value calculations are based on the following assumptions:

	Nine Months Ended September 30, 2015	Nine Months Ended September 30, 2014
Risk free interest rate	0.04% − 3.28%	0.04% − 3.73%
Expected life (years)	3.26 – 6.33	2.82 – 7.00
Expected volatility	120.74% – 198.38%	93.63% – 198.38%
Expected dividends	None	None

There were no stock options granted during the three month period ended September 30, 2015. The Company granted 29 stock options during the nine months ended September 30, 2015 at a weighted average exercise price of $28.00 per share. There were no stock options exercised during the three- and nine-months ended September 30, 2015.

There were no stock options granted during the three months ended September 30, 2014. The Company granted 2 stock options during the nine months ended September 30, 2014 at a weighted average exercise price of $34.125 per share. There were no stock options exercised during the three- and nine-months ended September 30, 2014.

The following table summarizes the allocation of stock-based compensation expense related to stock option grants for the three- and nine-month periods ended September 30, 2015 and 2014.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
Research and development	$35	$16	$148	$64
Sales and marketing	26	17	112	54
General and administrative	47	29	192	112
Director options	8	3	35	12
Stock-based compensation expense	$116	$65	$487	$242

A summary of option activity under the Company’s plans as of September 30, 2015 and 2014 is as follows:

	2015				2014
Options	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at January 1,	58	$50.00		$—	56	$62.50		$—
Granted	29	$25.00		$—	2	$37.50		$—
Forfeited or expired	(2)	$37.50		$—	(1)	$62.50		$—
Outstanding at September 30	85	$50.00	4.39	$—	57	$62.50	4.30	$—
Vested and expected to vest at September 30	83	$37.50	3.21	$—	51	$62.50	4.30	$—
Exercisable at September 30	56	$50.00	3.53	$—	44	$62.50	3.98	$—

The following table summarizes significant ranges of outstanding and exercisable options as of September 30, 2015:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price Per Share	Number Outstanding	Weighted Average Exercise Price Per Share
$ 12.50 – $25.00	2	6.23	$25.00	1	$25.00
$ 25.00 – $37.50	43	5.21	$25.00	18	$25.00
$ 37.50 – $75.00	25	4.06	$62.50	22	$62.50
$ 75.00 – $250.00	15	2.32	$87.50	15	$87.50
	85	4.39	$50.00	56	$50.00

The following table summarizes the Company’s non-vested option shares as of September 30, 2015:

Non-vested Option Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2015	12	$50.00
Granted	29	$25.00
Forfeited	(1)	$25.00
Vested	(11)	$37.50
Non-vested at September 30, 2015	29	$25.00

As of September 30, 2015, there was $363 of total unrecognized compensation expense related to non-vested stock-based compensation arrangements granted under the plans. The unrecognized compensation expense is expected to be realized over a weighted average period of 3.2 years.

Preferred Stock

Information with respect to the class of Preferred Stock at September 30, 2015 is as follows:

Class of Preferred Stock	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	8%	Quarterly in Arrears	$1.00	$0.1400	929	5
Series B	10%	Quarterly in Arrears	$1.50	$0.0433	13,191	244
Series C	10%	Quarterly in Arrears	$1.50	$0.0225	5,356	190
Series D-1	10%	Quarterly in Arrears	$1.00	$0.0225	7,878	280
Series D-2	10%	Quarterly in Arrears	$1.00	$0.0500	6,223	100

Information with respect to in-kind dividends issued on the Company’s Preferred Stock for the three and nine-month periods ended September 30, 2015 and September 30, 2014 is as follows:

	Dividends				Beneficial Conversion Feature Related to Dividends
	Three Months Ended September 30,		Nine Months Ended September 30,		Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014	2015	2014	2015	2014
Series A-1	$18	$22	$53	$63	$—	$—	$—	$—
Series B	324	294	939	852	—	—	—	—
Series C	132	119	382	345	—	64	13	114
Series D-1	192	128	516	329	—	107	16	151
Series D-2	153	145	445	400	—	—	—	—
Total	$819	$708	$2,335	$1,989	$—	$171	$29	$265

Series D Preferred Stock

On February 7, 2014, the Company sold for $733 in cash, net of a $47 administrative fee paid in cash to SG Phoenix and a nonrelated third party, 520 shares of Series D-1 Preferred Stock and 260 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants are have an exercise price of $28.125 per share, immediately exercisable and expire December 31, 2016. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

On March 6, 2014, the Company sold for $406 in cash, net of $4 in administrative fees paid in cash to an unrelated third party, 273 shares of Series D-1 Preferred Stock and 137 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants have an exercise price of $34.375 per share, are immediately exercisable and expire December 31, 2016. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

SG Phoenix received warrants to purchase 2.4 shares of common stock, and two unrelated parties received warrants to purchase an aggregate of 1.3 shares of common stock in payment of administrative and related fees associated with the financings, in addition to the cash payments discussed above. These warrants have an exercise price of $34.375 per share, are immediately exercisable and expire three (3) years from the date of issuance. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

On March 24, 2015, the Company sold for $1,200 in cash, net of $33 in administrative fees paid in cash to SG Phoenix, 1,233 shares of Series D-1 Preferred Stock. The investors received 22 warrants, immediately exercisable into common stock of the Company at an exercise price of $28.125 per share. The warrants expire March 23, 2018. The Company ascribed a relative fair value of $366 to the warrants using the Black-Scholes-Merton pricing model and are classified as Additional Paid in Capital on the balance sheet. See the warrant table below for more detail. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

On July 23, 2015, the Company sold for $325 in cash, net of $4 in administrative fees paid in cash to SG Phoenix, 329 Shares of Series D-1 Preferred Stock. The investors received 11 warrants, immediately exercisable into common stock of the Company at $15.625 per share. The warrants expire July 22, 2018. The Company ascribed a relative fair value of $91 to the warrants using the Black-Scholes-Merton pricing model and are classified as Additional Paid in Capital on the balance sheet. See the warrant table below for more detail. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

Warrants

On February 23, 2015, the Company and Venture Champion Asia Limited, an affiliate of IGC Global Limited, mutually agreed to terminate the $2,000 Credit Agreement signed in May 2014. At the time of the termination of the Credit Agreement, no amount was owed by the Company under the Credit Agreement, and contemporaneously with the termination of the Credit Agreement, the 9 warrants were likewise terminated.

A summary of the warrant activity is as follows:

	September 30, 2015		September 30, 2014
	Warrants	Weighted Average Exercise Price Per Share	Warrants	Weighted Average Exercise Price Per Share
Outstanding at beginning of period	171	$35.500	62	$36.125
Issued	32	24.125	100	34.375
Expired/Cancelled	(13)	62.50	(22)	28.125
Outstanding at end of period	190	$33.00	139	$35.75
Exercisable at end of period	190	$33.00	139	$35.75

A summary of the status of the warrants outstanding and exercisable as of September 30, 2015 is as follows:

Number of Warrants		Weighted Average Remaining Life (Years)	Weighted Average Exercise Price Per Share
Warrants	22	2.52	$28.125
Warrants	155	1.26	$34.375
Warrants	3	0.13	$62.50
Warrants	10	2.83	$15.625
	190	1.48	$33.00

9.   Stockholders’ equity:

Common stock options:

At December 31, 2014, the Company has three stock-based employee compensation plans, the 1999 Option Plan, the 2009 Stock Compensation Plan, and the 2011 Stock Compensation Plan. The 1999 Option Plan expired in April 2009 (options outstanding under that plan are not affected by its expiration). The Company may also grant options to employees, directors and consultants outside of the active 2009 and 2011 plans under individual plans.

Information with respect to the Stock Compensation Plans at December 31, 2014 is as follows:

	1999 Option Plan	2009 Stock Compensation Plan	2011 Stock Compensation Plan	Individual Plans
Shares authorized for issuance	4,000	7,000	150,000	—
Option vesting period	Quarterly over 3 years	Quarterly over 3 years	Immediate/Quarterly over 3 years	Quarterly over 3 years
Date adopted by stockholders	June 2009	—	November 2011	—
Option term	7 Years	7 Years	7 Years	7 Years
Options outstanding	0.02	0.34	57	0.1
Options exercisable	0.02	0.34	45	0.1
Weighted average exercise price	$250.00	$131.25	$57.50	$187.50

Valuation and Expense Information:

The weighted-average fair value of stock-based compensation is based on the Black Scholes Merton valuation model.

Forfeitures are estimated and it is assumed no dividends will be declared. The estimated fair value of stock-based compensation awards to employees is amortized over the vesting period of the options. The fair value calculations are based on the following assumptions:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Risk free interest rate	0.04% - 3.73%	0.40% - 4.92%
Expected life (years)	3.26 - 7.00	2.82 - 7.00
Expected volatility	91.99% - 198.38%	91.99% - 198.38%
Expected dividends	None	None
Estimated average forfeiture rate	10%	10%

The following table summarizes the allocation of stock-based compensation expense for the years ended December 31, 2014 and 2013. During 2014, the Company granted 3.6 options at a weighted average grant date fair value of $25.00 per share. There were no stock options exercised during the years ended December 31, 2014 and 2013.

	Year Ended December 31, 2014	Year Ended December 31, 2013
Research and development	$77	$262
Sales and marketing	72	100
General and administrative	134	410
Director options	15	47
Stock-based compensation expense included in operating expenses	$298	$819

As of December 31, 2014, there was $236 of total unrecognized compensation cost related to non-vested share-based compensation arrangements. The unrecognized compensation cost is expected to be recognized over a weighted average period of 2.0 years.

The cash flows from tax benefits for deductions in excess of the compensation costs recognized for share-based payment awards would be classified as financing cash flows. Due to the Company’s loss position, there were no such tax benefits during the year ended December 31, 2014.

The summary activity for the Company’s 2009 and 2011 Stock Compensation Plans, the 1999 Option Plan and Individual Plans is as follows:

	December 31, 2014				December 31, 2013
	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at beginning of period	56	$62.50			36	$62.50
Granted	4	$25.00	$27		21	$50.00	—
Forfeited/ Cancelled	(2)	$137.50			(1)	$137.50
Outstanding at period end	58	$50.00	—	4.18	56	$62.50	—	5.02
Options vested and exercisable at period end	46	$62.50	$7	3.86	35	$62.50	—	4.61
Weighted average grant-date fair value of options granted during the period	$50.00				$50.00

The following table summarizes significant ranges of outstanding and exercisable options as of December 31, 2014:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Options Outstanding	Weighted Average Remaining Contractual Life (in years)	Weighted Average Exercise Price	Number Outstanding	Weighted Average Exercise Price
$0.00 – $625.00	58	4.18	$50.00	46	$62.50

A summary of the status of the Company’s non-vested shares as of December 31, 2014 is as follows:

Non-vested Shares	Shares	Weighted Average Grant-Date Fair Value
Non-vested at January 1, 2013	21	$50.00
Granted	4	$50.00
Forfeited	(1)	$37.50
Vested	(12)	$50.00
Non-vested at December 31, 2014	12	$50.00

An employee or consultant desiring to exercise or convert his or her stock options must provide a signed notice of exercise to the Chief Financial Officer. Once the exercise is approved an issue order is sent to the Company’s transfer agent and by certificate or through other means of conveyance, the shares are delivered to the employee or consultant, generally within three business days.

The Company expects to make additional option grants in future years. The options issued to employees and directors will be subject to the same provisions outlined above, which may have a material impact on the Company’s financial statements.

As of December 31, 2014, 58 shares of common stock were reserved for issuance upon exercise of outstanding options.

Treasury Stock:

The Company received 5 shares of its Common Stock having a fair value under the cost method of $325 in January 2012, in settlement of a 16b suit brought by a shareholder against Phoenix Venture Fund, LLC (“Phoenix”). At December 31, 2014, the total value of treasury stock was $325. The Company has no plans to repurchase shares of Common Stock in the future.

Preferred Shares:

The Company has five series of Preferred Stock: Series A-1 Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D-1 Preferred Stock and Series D-2 Preferred Stock. Generally, the Company’s Preferred Stock votes together on an as converted basis with the holders of Common Stock. In addition, the Company’s Preferred Stock enjoys certain protective provisions, a liquidation preference and anti-dilution protection that are similar to one another.

The Company has amended its Amended and Restated Certificate of Incorporation to increase the number of authorized shares of its Series D-1 and Series D-2 Preferred Stock. The Company solicited its stockholders and its stockholders approved an amendment of the Company’s Amended and Restated Certificate of Incorporation to increase the number of authorized shares of Series D-1 Preferred Stock from 6,000 to 10,000, and of Series D-2.

Preferred Stock from 9,000 to 10,000 (the “Charter Amendment”). The Charter Amendment allows the Company to have additional shares of stock available for possible future capital raising activities as approved by the Board of Directors.

The Company has amended and restated the Certificates of Designation for the Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock to, among other things, subordinate the Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, in terms of dividend rights, liquidation preferences and other rights, to the Series D Preferred Stock. Holders of at least a majority of the shares of the Company’s Series A-1 Preferred Stock, Series B Preferred Stock and Series C Preferred Stock have approved the amendment and restatement of the Certificate of Designation applicable to such holders.

Information with respect to the classes of Preferred Stock at December 31, 2014 is as follows:

Class of Preferred Stock	Issue Date	Annual Dividend	Annual Dividend Payable, in Cash or In Kind	Liquidation Preference	Conversion Price	Total Preferred Shares Outstanding	Common Shares to be issued if Fully Converted
Series A-1	May 2008	8%	Quarterly in Arrears	$1.00	$0.1400	875	5
Series B	August 2010	10%	Quarterly in Arrears	$1.50	$0.0433	12,251	226
Series C	December/ March 2011	10%	Quarterly in Arrears	$1.50	$0.0225	4,975	177
Series D-1	November 2012/ May and December 2013	10%	Quarterly in Arrears	$1.00	$0.0225	5,800	206
Series D-2	November 2012/ May and December 2013	10%	Quarterly in Arrears	$1.00	$0.0500	5,720	92
Total							706

Information with respect to dividends issued on the Company’s Preferred stock for the years ended December 31, 2014 and 2013 is as follows:

	December 31,		December 31,
	2014	2013	2014	2013
	Dividends		Beneficial Conversion Feature Related to dividends
Series A-1	$82	$78	$—	$—
Series B	1,149	1,044	—	—
Series C	468	433	152	191
Series D-1	472	131	195	59
Series D-2	541	402	—	—
Total	$2,712	$2,088	$347	$250

Series A-1 Preferred Stock

The shares of Series A-1 Preferred Stock are convertible any time and are subordinate to the Series B, Series C and Series D Preferred Stock.

In November 2014, a total of 238 shares of Series A-1 Preferred Stock was converted and the Company issued 1 share of Common Stock.

Series B Preferred Stock

The shares of Series B Preferred Stock are convertible at any time and are subordinate to the Series C and Series D Preferred Stock.

Series C Preferred Stock

The shares of Series C Preferred Stock are convertible into Common Stock at any time and are subordinate to the Series D Preferred Stock.

In January 2012, the Company received 5 shares of Common Stock from Phoenix in settlement of a 16b claim brought by a Company stockholder against Phoenix, certain affiliates and the Company, as a nominal defendant. The Common Stock was valued at $325. In settlement of an indemnification claim brought by Phoenix in March 2012, resulting from the settlement of the 16b claim in January 2012, the Company issued to Phoenix 278 shares of Series C Preferred Stock valued at $417. The Company booked a $417 accretion amount for the beneficial conversion feature on the 278 shares of Series C Preferred Stock.

In November 2013, a shareholder converted 100 shares of Series C Preferred Stock, and the Company issued 4 shares of common stock.

In August 2014, a total of 0.04 share of Series C Preferred Stock was converted and the Company issued 4 shares of Common Stock.

Series D Preferred Stock

The material terms of the Series D-1 and Series D-2 Preferred Stock, other than the initial conversion price, are essentially the same. The shares of Series D Preferred Stock are convertible at any time and rank senior to the Company’s outstanding shares of Series A-1, Series B and Series C Preferred Stock, and of Common Stock with respect to dividend rights and liquidation preferences.

In May 2013, the Company completed a private placement of 230 units of Series D Preferred Stock consisting of one (1) share of Series D-1 Preferred Stock and four (4) shares of Series D-2 Preferred Stock. The private placement provided $1,150 in proceeds to the Company.

On December 31, 2013, the Company converted approximately $1,179 of short-term debt plus accrued interest into 786 shares of Series D-1 Preferred Stock and 393 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants were immediately exercisable and expire three (3) years from the date of issuance. See the warrant table below for more detail. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

On December 31, 2013, the Company sold for $870 in cash, net of a $40 administrative fee paid to SG Phoenix, 607 Shares of Series D-1 preferred Stock and 303 shares of Series D-2 Preferred Stock. The investors received hundred percent (100%) warrant coverage. These warrants are immediately exercisable and expire three (3) years from the date of issuance. See the warrant table below for more detail. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

The Company recorded a beneficial conversion feature related to the shares of Series D Preferred Stock issued in the 2013 closings of $411 based on the accounting conversion price of the shares of Series D Preferred Stock issued.

In connection with the December 31, 2013 offering, the Company adjusted the number of shares of Series D-1 Preferred Stock and Series D-2 Preferred Stock issued to investors in the May 2013 offering described above, in order to give such investors shares of Series D-1 Preferred Stock and Series D-2 Preferred Stock in the same ratio as offered to Investors in the December 31, 2013 offering. This resulted in an exchange of 537 shares of Series D-2 Preferred into Series D-1 Preferred. The Company also issued warrants to purchase Common Stock in the same manner as offered to investors in the December 31, 2013 offering.

On February 7, 2014, the Company sold for $733 in cash, net of a $47 administrative fee paid in cash to SG Phoenix and a nonrelated third party, 520 shares of Series D-1 Preferred Stock and 260 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants are immediately exercisable at $34.375 per share and expire December 31, 2016. See the warrant table below for more detail. The warrants are exercisable in whole or in part into shares of the Company’s Common Stock and contain a cashless exercise provision.

On March 6, 2014, the Company sold for $406 in cash, net of a $4 in administrative fee paid in cash to an unrelated third party, 273 Shares of Series D-1 Preferred Stock and 137 shares of Series D-2 Preferred Stock. The investors received one hundred percent (100%) warrant coverage. These warrants are immediately exercisable at $34.375 per share and expire December 31, 2016. See the warrant table below for more detail. The warrants are exercisable in whole or in part into shares of the Company’s Common Stock and contain a cashless exercise provision.

On August 5, 2014, the Company sold for $1,070 in cash, net of $50 in administrative fees paid in cash to SG Phoenix, 1,120 Shares of Series D-1 Preferred Stock.

SG Phoenix received warrants to purchase 2 shares of Common stock, and two unrelated parties received warrants to purchase an aggregate of 1 share of Common Stock in payment of administrative and finder’s fees associated with the financings, in addition to the cash payments discussed above. These warrants are immediately exercisable and expire three (3) years from the date of issuance. The warrants are exercisable in whole or in part and contain a cashless exercise provision.

Preferred Stock Voting and Other Rights

Generally, the Company’s Preferred Stock votes together on an as converted basis with the holders of Common Stock. In addition, the Company’s Preferred Stock enjoys certain protective provisions, a liquidation preference and anti-dilution protection that are similar to one another.

Warrants:

Summary of Warrant exercises in 2014 and 2013:

	December 31,2014			December 31, 2013
	Warrants	Common Shares Issued	Cash received	Warrants	Common Shares Issued	Cash received
	—	—	$—	1	1	$29
	—	—	$—	9	2	$—
Total	—	—	$—	10	3	$29

Summary of warrants issued in 2014 and 2013:

	December 31, 2014			December 31, 2013
	Related Party	Other	Total	Related Party	Other	Total
Warrants issued in connection with Notes	—	—	—	16	2	18
Warrants issued with purchase of Series D Preferred	5	12	17	8	8	16
Warrants issued in the December Series D Preferred exchange				2	6	8
Warrants issued with line of credit	—	9	9	—	—	—
Contingent Warrants issued	27	70	97	—	—	—
Total	32	91	123	26	16	42

A summary of the outstanding warrants is as follows:

	December 31, 2014		December 31, 2013
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at beginning of period	62	$36.125	121	$33.625
Issued	123	$34.375	42	$33.375
Exercised	—	—	(10)	$28.125
Expired	(14)	$28.125	(91)	$28.750
Outstanding at end of period	171	$35.50	62	$36.125
Exercisable at end of period	171	$35.50	62	$36.125

A summary of the status of the warrants outstanding as of December 31, 2014 is as follows:

Number of Warrants Outstanding and Exercisable	Weighted Average Remaining Life	Weighted Average Exercise Price per share
7	1.95	$34.375
164	0.52	$62.500
171	1.89	$35.500

Contingent warrants:

Investors that received warrants in connection with the December 31, 2013 Series D Preferred Stock offering, received 97 additional warrants during 2014 due to the Company not achieving certain revenue targets during the first three quarters of 2014. The Company ascribed a value at December 31, 2013 of $1,618 to the contingent warrants using a Black Sholes Merton pricing model. The cost of the contingent warrants was recognized at December 31, 2013 due to the assessment by the Company of the likelihood of achieving the revenue targets in 2014.

At December 31, 2014, 213,521 shares of common stock were reserved for issuance upon exercise of outstanding warrants.